CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		105 Months Ended	111 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014	Feb. 28, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	Feb. 28, 2014
Revenue
Non-renewal energy - natural gas and oil revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 374,342	$ 374,342
Renewable energy - service revenue	0	0	0	0	0	0	32,119	32,119
Total Revenue	0	0	0	0	0	0	406,461	406,461
Non-renewable energy:
Natural gas and oil operating costs and royalties	0	0	0	0	0	0	141,197	141,197
Depletion	0	0	0	0	0	0	298,489	298,489
Write-down in carrying value of oil and gas property	0	0	0	0	0	0	293,436	293,436
Renewable energy	0	0	0	0	0	310	48,050	48,050
Cost of Revenue	0	0	0	0	0	310	781,172	781,172
Gross Profit	0	0	0	0	0	(310)	(374,711)	(374,711)
Expenses
Accounting and audit	3,951	4,111	22,675	36,316	57,829	44,488	387,162	409,837
Sales & Marketing	0	0	0	0	0	0	846	846
Advertising & Promotions	44,197	201	73,458	3,893	5,437	12,052	80,494	153,952
Bank charges and interest expense	2,878	1,716	3,224	4,248	6,874	5,120	66,234	69,457
Consulting	124,784	49,655	190,805	101,907	189,089	299,519	1,782,859	1,973,664
Mineral exploration costs	0	3,310	0	13,380	13,380	175,103	520,869	520,869
Fees and dues	6,722	2,221	15,668	13,268	25,831	31,594	151,627	167,294
Insurance	4,586	4,116	8,786	8,232	20,307	21,543	80,422	89,208
Investor relations	12,629	0	26,629	0	0	87,759	123,814	150,443
Legal and professional	9,772	1,186	9,772	1,186	2,498	19,084	223,487	233,259
Office and miscellaneous	10,149	1,829	12,201	1,925	(5,551)	17,880	58,984	71,187
Rent	1,958	3,919	2,504	7,853	12,782	16,047	95,922	98,426
Telephone	229	1,128	229	2,075	2,784	5,460	20,364	20,593
Training & Conferences	4,525	0	9,378	0	0	5,238	15,486	24,864
Travel	10,848	0	11,308	2,014	11,059	41,681	118,402	129,710
Total expenses	237,228	73,392	386,637	196,297	342,319	782,568	3,726,972	4,113,609
(Loss) for the period before other items	(237,228)	(73,392)	(386,637)	(196,297)	(342,319)	(782,878)	(4,101,683)	(4,488,320)
Other income (expense)
Interest income	0	0	0	0	0	0	9,433	9,433
Impairment of long term investments	0	0	0	0	(55,931)	(197,910)	(253,841)	(253,841)
Others	(76,594)	0	(76,594)	0	0	(2,958)	22,775	(53,819)
Equity interest pick up	(8,982)	(850)	(8,982)	(850)	(850)	(4,824)	(17,744)	(26,726)
Gain on owned securities	0	0	0	(3,750)	(3,750)	(312,168)	(283,082)	(283,082)
Gain on disposition of oil and gas interests	0	0	0	0	0	0	522,976	522,976
Revaluation of warrants liability	0	0	0	9,789	9,789	291,003	896,019	896,019
Write down of oil and gas properties	0	0	0	0	(337,843)	0	(2,919,511)	(2,919,511)
Net loss and comrehensive loss for the period	$ (322,804)	$ (74,242)	$ (472,213)	$ (191,108)	$ (730,904)	$ (1,009,735)	$ (6,124,658)	$ (6,596,871)
Basic and diluted income (loss) per share	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)
Weighted average number of common shares outstanding - basic and diluted	52,105,091	30,154,415	42,885,978	29,474,521	29,897,481	25,688,882